Net Loss per Share - Potentially dilutive shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	33,558,803	24,934,045
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)		1,714,765
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	23,668,198	15,717,345
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	5,031,310	3,209,063
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	74,895	74,895
Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	1,133,725	1,133,725
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities attributable to warrants (in shares)	3,650,675	3,084,252